Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Short-term Investments
Schedule of Short-term Investments

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Time deposits and held-to-maturity debt securities	86,203,296	113,872,353	16,509,939
Trading securities	313,322	6,917	1,003
Investments in convertible bonds	—	1,233,284	178,809
	86,516,618	115,112,554	16,689,751